REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5200





                                   June 23, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13
                        File No. 33-58167

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on April 25, 1997 and became effective April 30, 1997 pursuant to Rule 485(b).

                                    Insured Municipal Securities Trust,
                                    New Jersey Navigator Insured Series 13


                                    REICH & TANG DISTRIBUTORS L.P.
                                    GRUNTAL & CO. LLC


                                       By:/s/ Peter J. DeMarco
                                          --------------------
                                          Peter J. DeMarco
                                          as agent for the Sponsors


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